Summary of Significant Accounting Policies - Concentration of Credit Risk and Other Risks and Uncertainties (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Benchmark | Geographic Concentration Risk | Non-US
Concentration Risk [Line Items]
Concentration risk, percentage	61.00%	65.00%	38.00%	14.00%
Revenue Benchmark | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	24.00%	16.00%	27.00%	28.00%
Revenue Benchmark | Customer Concentration Risk | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	0.00%	15.00%	27.00%
Revenue Benchmark | Customer Concentration Risk | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	3.00%	12.00%	22.00%
Revenue Benchmark | Customer Concentration Risk | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage	8.00%	34.00%
Accounts Receivable | Geographic Concentration Risk | Non-US
Concentration Risk [Line Items]
Concentration risk, percentage	35.00%		35.00%	27.00%
Accounts Receivable | Customer Concentration Risk | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage			49.00%
Accounts Receivable | Customer Concentration Risk | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage			15.00%